Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	42
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,745,303,060.82	52,430		54.7 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$304,740,000.00	3.633%		October 15, 2023
Class A-2a Notes	$319,040,000.00	4.52%		April 15, 2025
Class A-2b Notes	$200,000,000.00	4.17819%	*	April 15, 2025
Class A-3 Notes	$519,040,000.00	4.48%		December 15, 2026
Class A-4 Notes	$157,180,000.00	4.59%		December 15, 2027
Class B Notes	$47,370,000.00	5.03%		February 15, 2028
Class C Notes	$31,570,000.00	5.22%		March 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.52%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$729,477.32

Principal:
Principal Collections	$11,650,340.29
Prepayments in Full	$4,261,944.32
Liquidation Proceeds	$109,960.22
Recoveries	$121,968.05
Sub Total	$16,144,212.88
Collections	$16,873,690.20

Purchase Amounts:
Purchase Amounts Related to Principal	$182,828.40
Purchase Amounts Related to Interest	$951.52
Sub Total	$183,779.92

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,057,470.12

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	42
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$17,057,470.12
Servicing Fee	$197,464.11	$197,464.11	$0.00	$0.00	$16,860,006.01
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,860,006.01
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$16,860,006.01
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$16,860,006.01
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$16,860,006.01
Interest - Class A-4 Notes	$424,139.19	$424,139.19	$0.00	$0.00	$16,435,866.82
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,435,866.82
Interest - Class B Notes	$198,559.25	$198,559.25	$0.00	$0.00	$16,237,307.57
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,237,307.57
Interest - Class C Notes	$137,329.50	$137,329.50	$0.00	$0.00	$16,099,978.07
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,099,978.07
Regular Principal Payment	$15,045,879.36	$15,045,879.36	$0.00	$0.00	$1,054,098.71
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,054,098.71
Residual Released to Depositor	$0.00	$1,054,098.71	$0.00	$0.00	$0.00
Total		$17,057,470.12

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$15,045,879.36
Total					$15,045,879.36

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$15,045,879.36	$95.72	$424,139.19	$2.70	$15,470,018.55	$98.42
Class B Notes	$0.00	$0.00	$198,559.25	$4.19	$198,559.25	$4.19
Class C Notes	$0.00	$0.00	$137,329.50	$4.35	$137,329.50	$4.35
Total	$15,045,879.36	$9.53	$760,027.94	$0.48	$15,805,907.30	$10.01

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	42

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$110,886,063.62	0.7054718	$95,840,184.26	0.6097480
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$189,826,063.62	0.1202237	$174,780,184.26	0.1106946

Pool Information
Weighted Average APR	3.942%	3.976%
Weighted Average Remaining Term	23.47	22.78
Number of Receivables Outstanding	18,020	17,355
Pool Balance	$236,956,934.94	$220,468,512.94
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$221,405,015.55	$206,359,136.19
Pool Factor	0.1357684	0.1263210

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,736,842.79
Yield Supplement Overcollateralization Amount	$14,109,376.75
Targeted Overcollateralization Amount	$45,688,328.68
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$45,688,328.68

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,736,842.79
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,736,842.79
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,736,842.79

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	42
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		64	$283,348.77
(Recoveries)		102	$121,968.05
Net Loss for Current Collection Period			$161,380.72
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8173%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5380%
Second Prior Collection Period			2.0006%
Prior Collection Period			0.7983%
Current Collection Period			0.8467%
Four Month Average (Current and Prior Three Collection Periods)			1.0459%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,985	$15,500,191.36
(Cumulative Recoveries)			$3,124,152.46
Cumulative Net Loss for All Collection Periods			$12,376,038.90
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7091%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,192.69
Average Net Loss for Receivables that have experienced a Realized Loss			$4,146.08

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.21%	223	$4,880,442.53
61-90 Days Delinquent	0.29%	29	$638,213.34
91-120 Days Delinquent	0.08%	7	$183,785.36
Over 120 Days Delinquent	0.36%	31	$786,815.42
Total Delinquent Receivables	2.94%	290	$6,489,256.65

Repossession Inventory:
Repossessed in the Current Collection Period		10	$261,144.29
Total Repossessed Inventory		17	$391,101.60

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4243%
Prior Collection Period			0.4329%
Current Collection Period			0.3861%
Three Month Average			0.4144%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.7297%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	42

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	42	$1,007,305.45
2 Months Extended	71	$1,504,743.89
3+ Months Extended	32	$705,206.36

Total Receivables Extended	145	$3,217,255.70
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer